Warehouse Lines of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Beeline Financial Holdings Inc [Member]
Warehouse Lines of Credit

NOTE 7 - WAREHOUSE LINES OF CREDIT

Beeline engaged with one bank for a line of credit to fund originated loans in the normal course of business. The agreement contains specific financial covenants and requirements that Beeline must analyze on a quarterly basis in order to be compliant with the agreement. The aggregate potential borrowing capacity under the warehouse line of credit is $5,000,000 as of September 30, 2024.

FIRSTFUNDING, INC.

On October 1, 2022, Beeline entered into an agreement with FirstFunding, Inc. for a $5,000,000 line. The line automatically renews for successive one-year terms, unless terminated by Beeline or FirstFunding, Inc. The interest rate is the greater of 1.) interest on the underlying loan or 2.) 4.25% - 5.50%, depending on how many loans Beeline closes per month. Beeline is required to provide FirstFunding, Inc. with annual audited financial statements and monthly interim unaudited financial statements. Beeline is also subject to non-financial covenants.

The below is a summary of warehouse lines outstanding as of September 30, 2024 and December 31, 2023:

Year	Warehouse Lender	Line Amount	Outstanding	Remaining Unused

December 31, 2023	First Funding, Inc.	$5,000,000	$2,157,119	$2,841,901
September 30, 2024	First Funding, Inc.	$5,000,000	$5,996,846	$4,003,154

FLAGSTAR BANK

As of July 25, 2023, Beeline requested the closure of the Flagstar Bank warehouse line. The Company’s focus has been on non-QM loans as the market has fluctuated and First Funding permits both non-QM and conventional loans.

NOTE 7 - WAREHOUSE LINES OF CREDIT

FIRSTFUNDING, INC.

At December 31, 2023, Beeline was engaged with one bank for a secured line of credit to fund originated loans in the normal course of business. The agreement contains specific financial covenants and requirements that Beeline must analyze on a quarterly basis in order to be compliant with the agreement and contains default provisions as defined. The aggregate potential borrowing capacity under the warehouse line of credit is $5,000,000 at December 31, 2023 .

On September 21, 2021, Beeline entered into an agreement with FirstFunding, Inc. (lender) for a $10,000,000 line. The line automatically renews for successive one-year terms, unless terminated by Beeline or FirstFunding, Inc upon 60 days notice. The line was renewed on September 30, 2023 with a reduction in available funding from $10,000,000 to $5,000,000. The interest rate is the greater of 1.) interest on the underlying loan or 2.) 4.25% - 5.50%, depending on how many loans Beeline closes per month. Beeline is required to provide FirstFunding, Inc. with annual audited financial statements, quarterly unaudited financial statements, and monthly interim unaudited financial statements if requested. Beeline is also subject to non-financial covenants. Beeline grants to the lender a security interest in and to all of Beeline’s right, title, and interest in and to each mortgage loan in which the lender has acquired a warehouse interest.

FLAGSTAR BANK

As of July 25, 2023, Beeline requested the closure of the Flagstar Bank warehouse line. The Company’s focus has been on non-QM loans as the market has fluctuated and First Funding permits both non-QM and conventional loans.

The below is a summary of warehouse lines outstanding as of December 31:

Year	Warehouse Lender	Line Amount	Outstanding	Remaining Unused
2023	FirstFunding, Inc.	$5,000,000	$2,157,119	$2,842,881
2022	Flagstar Bank	$10,000,000	$3,060,923	$6,939,077

INTEREST EXPENSE ON WAREHOUSE LINES OF CREDIT

Interest expense on warehouse lines of credit were $179,886 in 2023 and $249,794 in 2022.

Beeline Financial Holdings, Inc.

Notes to Consolidated Financial Statements

December 31, 2023 and 2022